Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)
Ordinary shares, authorized (in Shares)	500,000,000	50,000,000
Ordinary shares, share issued (in Shares)	2,882,802	235,821
Ordinary shares, share outstanding (in Shares)	2,882,802	235,821